As filed with the Securities and Exchange Commission on July 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2008

Date of reporting period:  May 31, 2007

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 94.73%	Value

	Agricultural Products - 1.89%
12,000	Archer-Daniels-Midland Co.	$420,480

	Asset Management - 3.89%
3,250	Affiliated Managers Group, Inc.*	423,150
7,150	SEI Investments Co.	441,369
		864,519

	Automobiles - 1.73%
6,300	Harley-Davidson, Inc.	384,867

	Banks - 3.25%
7,850	Marshall & Ilsley Corp.	376,722
4,300	Zions Bancorporation	345,978
		722,700

	Business Services - 2.18%
9,000	Fidelity National Information Services, Inc.	485,280

	Chemicals - Specialty - 4.45%
7,334	Ecolab, Inc.	316,462
12,700	Rohm & Haas Co.	673,227
		989,689

	Commercial Services & Supplies - 3.68%
10,753	Herman Miller, Inc.	387,108
14,250	Republic Services, Inc.	431,490
		818,598

	Communications Equipment - 4.11%
9,400	Corning, Inc.*	235,000
15,800	QUALCOMM, Inc.	678,610
		913,610

	Computer Hardware - 5.01%
6,100	Apple, Inc.*	741,516
3,500	International Business Machines Corp.	373,100
		1,114,616

	Computer Software - 1.04%
5,100	Autodesk, Inc.*	231,795

	Computer Storage & Peripherals - 0.92%
6,370	Network Appliance, Inc.*	205,050

	Construction & Engineering - 3.21%
2,400	Fluor Corp.	249,840
8,000	Jacobs Engineering Group, Inc.*	463,600
		713,440

	Containers & Packaging - 1.34%
5,400	Ball Corp.	298,944

	Diversified Financial Services - 8.31%
2,520	The Goldman Sachs Group, Inc.	581,666
6,800	Legg Mason, Inc.	687,004
8,500	State Street Corp.	580,295
		1,848,965

	Electrical Equipment - 1.09%
5,000	Emerson Electric Co.	242,250

	Energy Equipment & Services - 3.50%
7,400	Halliburton Co.	266,030
6,587	Schlumberger Ltd.#	512,930
		778,960

	Food Products - 7.41%
9,186	Dean Foods Co.	300,933
7,400	General Mills, Inc.	453,176
7,700	Hershey Foods Corp.	405,867
8,316	Wm. Wrigley Jr. Co. - Class B	487,318
		1,647,294

	Household Products - 4.71%
8,627	Church & Dwight Co., Inc.	431,436
9,205	Colgate-Palmolive Co.	616,367
		1,047,803

	Industrial Machinery - 3.35%
8,010	Illinois Tool Works, Inc.	422,287
6,300	Ingersoll-Rand Co. Ltd. - Class A#	323,379
		745,666

	Insurance - Multi-Line - 2.02%
6,200	American International Group, Inc.	448,508

	IT Services - 2.28%
10,200	Automatic Data Processing, Inc.	506,940

	Machinery - 2.76%
5,100	Deere & Co.	614,397

	Multiline Retail - 1.78%
4,300	Macy's, Inc.	171,699
4,300	Nordstrom, Inc.	223,299
		394,998

	Networking Equipment - 2.19%
18,120	Cisco Systems, Inc.*	487,790

	Oil & Gas - 10.66%
6,100	BP plc - ADR	408,761
6,037	Chevron Corp.	491,955
6,333	ConocoPhillips	490,364
3,200	Devon Energy Corp.	245,696
5,771	Exxon Mobil Corp.	479,974
2,925	Suncor Energy, Inc.#	255,002
		2,371,752

	Semiconductor Equipment - 1.06%
4,300	KLA-Tencor Corp.	236,414

	Semiconductors - 2.10%
10,800	Intel Corp.	239,436
6,450	Texas Instruments, Inc.	228,072
		467,508

	Specialty Retail - 3.74%
7,920	Nike, Inc. - Class B	449,460
15,225	Staples, Inc.	381,539
		830,999

	Transportation - 1.07%
2,140	FedEx Corp.	238,867

	TOTAL COMMON STOCKS (Cost $17,110,767)	21,072,699

Shares	SHORT-TERM INVESTMENTS - 5.27%	Value

1,171,555	Federated Cash Trust Treasury Money Market Fund (Cost $1,171,555)	1,171,555

	Total Investments in Securities (Cost $18,282,322) - 100.00%	22,244,254
	Other Assets in Excess of Liabilities - 0.00%	864
	Net Assets - 100.00%	$22,245,118

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at May 31, 2007 was as follows**:

Cost of investments	$18,337,827

Gross unrealized appreciation	$4,211,838
Gross unrealized depreciation	(305,411)
Net unrealized appreciation	$3,906,427

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
           Eric M. Banhazl, President

Date   7/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   7/30/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   7/24/2007

* Print the name and title of each signing officer under his or her signature.